Share-Based Compensation (Summary Of Valuation Assumptions) (Details)	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	6 years	6 years	6 years 6 months
Expected volatility		39.00%	30.00%
Dividend yield			3.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.39%	3.76%
Expected volatility	53.60%
Dividend yield	4.00%	4.00%	3.70%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.16%	1.38%
Expected volatility	30.00%
Dividend yield	3.80%	3.80%	2.23%